State Street SPDR Russell 1000 Momentum Focus ETF Annual Fund Operating Expenses - State Street SPDR Russell 1000 Momentum Focus ETF - State Street SPDR Russell 1000 Momentum Focus ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%	[1]

[1]	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees.